Incorporation and General Information	12 Months Ended
Dec. 31, 2025
Incorporation and General Information
Incorporation and General Information
1.	Incorporation and General Information

Okeanis Eco Tankers Corp. (“OET,” the “Company” or “Okeanis Eco Tankers” and together with its wholly owned subsidiaries, the “Group”) was incorporated on April 30, 2018 as a corporation under the laws of the Republic of the Marshall Islands having its registered address at Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Republic of the Marshall Islands MH96960. Glafki Marine Corp. (“Glafki”), owned by Messrs. Ioannis and Themistoklis Alafouzos, were the controlling shareholders of OET until June 2022. In June 2022, the voting interests of Mr. Themistoklis Alafouzos were transferred to Hospitality Assets Corp. (“Hospitality”) and as of June 2022, Glafki and Hospitality, each owned by Messrs. Ioannis and Themistoklis Alafouzos, respectively, collectively hold a controlling interest in OET.

Glafki and Hospitality, as of December 31, 2025, own 31.1% and 18.8% of the Company’s outstanding common shares, respectively.

The Group, as of December 31, 2025, owns or bareboat charters-in under a finance lease fourteen vessels and had entered into memoranda of agreement for two additional vessels under construction. The principal activity of its subsidiaries is to own, charter-out and operate tanker vessels in the international shipping market.

The consolidated financial statements comprise the financial statements of the Group.

The Company traded on the Euronext Growth Oslo (ex-Merkur Market) from July 3, 2018 until March 8, 2019, when it was then admitted for trading on the Euronext Expand (ex-Oslo Axess). On January 29, 2021, the Company transferred its listing from Euronext Expand to Euronext Oslo Børs.

On December 11, 2023, the Company’s common shares began trading on the New York Stock Exchange (“NYSE”), simultaneously with their trading on the Oslo Børs, which is currently considered as the Company’s secondary listing.

As at December 31, 2025 the Group comprises the following companies:

Company name	Date of Acquisition of Interest by OET	Incorporated	Interest held by OET
Therassia Marine Corp.	28-Jun-18	Liberia	100%
Milos Marine Corp.	28-Jun-18	Liberia	100%
Ios Maritime Corp.	28-Jun-18	Liberia	100%
Omega One Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Two Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Three Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Four Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Five Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Six Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Seven Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Nine Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Ten Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Eleven Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Twelve Marine Corp.	25-Nov-25	Marshall Islands	100%
Omega Fourteen Marine Corp.	25-Nov-25	Marshall Islands	100%
Nellmare Marine Ltd	28-Jun-18	Marshall Islands	100%
Anassa Navigation S.A.	28-Jun-18	Marshall Islands	100%
Arethusa Shipping Ltd.	28-Jun-18	Marshall Islands	100%
Moonsprite Shipping Corp.	28-Jun-18	Marshall Islands	100%
Theta Navigation Ltd	15-Jun-21	Marshall Islands	100%
Ark Marine S.A.	15-Jun-21	Marshall Islands	100%
OET Chartering Inc.	28-Jun-18	Marshall Islands	100%
Okeanis Eco Tankers Corp.	—	Marshall Islands	—